Assets Held for Sale and Associated Liabilities - Additional Information (Detail) $ in Millions						12 Months Ended
		Jan. 06, 2025	Dec. 19, 2024	Nov. 28, 2024	Oct. 29, 2024	Dec. 31, 2024 USD ($)	Feb. 03, 2025 USD ($)	Jan. 31, 2025 USD ($)	Dec. 05, 2024 USD ($)	Nov. 15, 2024 USD ($)	Dec. 31, 2023	Sep. 30, 2023
Assets Held For Sale And Associated Liabilities [Line Items]
Discount rate used in current estimate of value in use						14.80%					15.00%	14.89%
Gain loss on change in fair value of asset held for sale	[1]					$ (260)
Provision for operating optimizations						266
Provision for severance indemnities						63
Escalante El Trebol [Member]
Assets Held For Sale And Associated Liabilities [Line Items]
Proportion of ownership interest in subsidiary					100.00%
Proportion of transfer of shares										100.00%
Consideration transferred, acquisition-date fair value										$ 87
Llancanelo and Llancanelo R [Member]
Assets Held For Sale And Associated Liabilities [Line Items]
Proportion of ownership interest in subsidiary				100.00%
Proportion of transfer of shares									100.00%
Consideration transferred, acquisition-date fair value									$ 29
Assets and liabilities classified as held for sale						110
Estacion Fernandez Oro [member]
Assets Held For Sale And Associated Liabilities [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Proportion of transfer of shares							100.00%
Consideration transferred, acquisition-date fair value							$ 23
Campamento Central Canadon Perdido [Member]
Assets Held For Sale And Associated Liabilities [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Proportion of transfer of shares								100.00%
Consideration transferred, acquisition-date fair value								$ 28
Assets and liabilities classified as held for sale						$ 45
Proportion of working interest in subsidiary		50

[1]	See Note 11 “Mature Fields Project“ section.